Schedule of general and administrative expenses (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Notes and other explanatory information [abstract]
Legal, audit and accounting			$ 6,418	$ 3,238
Consulting fees			4,276	763
Salaries and wages			7,321	1,762
Office and travel			7,230	2,326
Marketing and shareholder communications			2,381	3,177
General and administrative	$ 11,634	$ 3,772	$ 27,626	$ 11,266